BASIC AND DILUTED NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE

NOTE 14:-BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2021	2020	2019
Numerator:
Profit attributable to Eltek Ltd shareholders	5,039	2,608	1,793

Denominator:
Denominator for basic profit per share weighted-average number of shares outstanding	5,840,357	4,495,329	3,734,189
Effect of diluting securities:
Employee share options	28,205	5,815	128

Denominator for diluted profit per share - adjusted weighted average shares and assumed exercises	5,868,562	4,501,144	3,734,317